Segment information	6 Months Ended
Jun. 30, 2026
Segment information
Segment information
18.	Segment information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is considered to be the Chief Executive Officer. The Company has determined that it operates in one operating segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The significant segment expenses reviewed by the CODM are consistent the presentation of expenses as shown in note 19, 20, and 21 within these Interim Financial Statements.